Property, Plant and Equipment (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment Details Narrative
Property, Plant and Equipment, Net	$ 7,691,206		$ 7,889,207	$ 5,515,183
Depreciation	$ 298,566	$ 192,618	$ 475,784	$ 258,162